Summary of significant accounting policies	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Summary of significant accounting policies

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)             Basis of presentation: The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Based on internal forecasts and projections that take into account reasonably possible changes in Company’s trading performance, management believes that the Company has adequate financial resources, including cash from sale of vessels (see Note 7 – Vessels, net and Note 23 – Subsequent Events) to continue in operation and meet its financial commitments, including but not limited to capital expenditures and debt service obligations, for a period of at least twelve months from the date of issuance of these consolidated financial statements. Accordingly, the Company continues to adopt the going concern basis in preparing its financial statements.

Following Russia’s invasion of Ukraine in February 2022 the United States, the European Union, the United Kingdom and other countries have announced sanctions against Russia, and may impose wider sanctions and take other actions in the future. To date, no apparent consequences have been identified on the Company’s business. It should be noted that since the Company employs Ukrainian and Russian seafarers, it may face problems in relation to their employment, repatriation, salary payments and be subject to claims in this regard. Notwithstanding the foregoing, it is possible that these tensions might eventually have an adverse impact on the Company’s business, financial condition, results of operations and cash flows. Interest rates have increased significantly as central banks in Europe, United States and other developed countries raise interest rates in an effort to reduce the inflation effect. The eventual implications of tighter monetary policy, and potentially higher long-term interest rates may drive a higher cost of capital for our business.

(b)             Principles of consolidation: The accompanying consolidated financial statements include Navios Partners’ wholly owned subsidiaries incorporated under the laws of the Republic of Marshall Islands, Liberia, Malta, Delaware, Cayman Islands, Hong Kong, British Virgin Islands, Luxemburg and Belgium from their dates of incorporation or from the date of acquiring control, for chartered-in vessels, from the dates charter-in agreements were in effect. All significant inter-company balances and transactions have been eliminated in Navios Partners' consolidated financial statements.

Navios Partners also consolidates entities that are determined to be variable interest entities (“VIE”) as defined in the accounting guidance, if it determines that it is the primary beneficiary. A VIE is defined as a legal entity where either (i) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity's residual risks and rewards, (ii) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (iii) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity's activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.

Subsidiaries: Subsidiaries are those entities in which Navios Partners has an interest of more than one half of the voting rights or otherwise has power to govern the financial and operating policies of the entity.

The accompanying consolidated financial statements include the following entities:

Company name	Vessel name	Country of incorporation	2022	2021	2020
Libra Shipping Enterprises Corporation	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Alegria Shipping Corporation(35)	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Felicity Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Gemini Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Galaxy Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Aurora Shipping Enterprises Ltd.	Navios Hope	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Palermo Shipping S.A.	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Fantastiks Shipping Corporation(12)	Navios Fantastiks	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Sagittarius Shipping Corporation(12)	Navios Sagittarius	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Hyperion Enterprises Inc.	Navios Hyperion	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Chilali Corp.	Navios Aurora II	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Surf Maritime Co.(12)	Navios Pollux	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Pandora Marine Inc.	Navios Melodia	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Customized Development S.A.	Navios Fulvia	Liberia	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Kohylia Shipmanagement S.A.	Navios Luz	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Orbiter Shipping Corp.	Navios Orbiter	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Floral Marine Ltd.	Navios Buena Ventura	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Golem Navigation Limited(13)	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Kymata Shipping Co.	Navios Helios	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Joy Shipping Corporation	Navios Joy	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Micaela Shipping Corporation	Navios Harmony	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Pearl Shipping Corporation	Navios Sun	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Velvet Shipping Corporation	Navios La Paix	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Perigiali Navigation Limited(12)	Navios Beaufiks	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Finian Navigation Co.(12)	Navios Ace	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Ammos Shipping Corp.(40)	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Wave Shipping Corp.	Navios Libertas	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Casual Shipholding Co.(12)	Navios Sol	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Avery Shipping Company	Navios Symphony	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Coasters Ventures Ltd.	Navios Christine B	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Ianthe Maritime S.A.	Navios Aster	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Rubina Shipping Corporation	Hyundai Hongkong	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Topaz Shipping Corporation	Hyundai Singapore	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Beryl Shipping Corporation	Hyundai Tokyo	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Cheryl Shipping Corporation	Hyundai Shanghai	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Christal Shipping Corporation	Hyundai Busan	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Fairy Shipping Corporation(5)	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Limestone Shipping Corporation(28)	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Dune Shipping Corp.	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Citrine Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31

Cavalli Navigation Inc.	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Seymour Trading Limited (2)	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Goldie Services Company (34)	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Andromeda Shiptrade Limited	Navios Apollon I	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Esmeralda Shipping Corporation	Navios Sphera	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Triangle Shipping Corporation	Navios Mars	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Oceanus Shipping Corporation(19)	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Cronus Shipping Corporation	Protostar N	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Leto Shipping Corporation(17)	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Dionysus Shipping Corporation(4)	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Prometheus Shipping Corporation(18)	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Camelia Shipping Inc.(31)	Navios Camelia	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Anthos Shipping Inc.	Navios Anthos	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Azalea Shipping Inc.(1)	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Amaryllis Shipping Inc.(38)	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Zaffre Shipping Corporation(14) (46)	Serenitas N	Marshall Is.	1/01 – 12/31	1/01 – 12/31	16/29 – 12/31
Wenge Shipping Corporation(14), (20)	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	6/29 – 12/31
Sunstone Shipping Corporation(14)	Copernicus N	Marshall Is.	1/01 – 12/31	1/01 – 12/31	6/29 – 12/31
Fandango Shipping Corporation(14)	Unity N	Marshall Is.	1/01 – 12/31	1/01 – 12/31	6/29 – 12/31
Flavescent Shipping Corporation(14)	Odysseus N	Marshall Is.	1/01 – 12/31	1/01 – 12/31	6/29 – 12/31
Emery Shipping Corporation(15)	Navios Gem	Marshall Is.	1/01 – 12/31	1/01 – 12/31	9/30 – 12/31
Rondine Management Corp. (15)	Navios Victory	Marshall Is.	1/01 – 12/31	1/01 – 12/31	—
Prosperity Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	—
Aldebaran Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
JTC Shipping and Trading Ltd.(11)	Holding Company	Malta	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Navios Maritime Partners L.P.	N/A	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Navios Maritime Operating LLC.	N/A	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Navios Partners Finance (US) Inc.	Co-Borrower	Delaware	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Navios Partners Europe Finance Inc.	Sub-Holding Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Solange Shipping Ltd.(16)	Navios Avior	Marshall Is.	1/01 – 12/31	3/30 – 12/31	—
Mandora Shipping Ltd.(16)	Navios Centaurus	Marshall Is.	1/01 – 12/31	3/30 – 12/31	—
Olympia II Navigation Limited (12)	Navios Domino	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Pingel Navigation Limited (12)	Navios Delight	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Ebba Navigation Limited (12)	Navios Destiny	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Clan Navigation Limited (12)	Navios Devotion	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Sui An Navigation Limited (23)	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Bertyl Ventures Co.(12)	Navios Azure	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Silvanus Marine Company (12)	Navios Summer	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Anthimar Marine Inc. (12)	Navios Amarillo	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Enplo Shipping Limited (12)	Navios Verde	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Morven Chartering Inc. (12)	Navios Verano (ex. Matson Oahu)	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Rodman Maritime Corp. (12)	Navios Spring	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Isolde Shipping Inc. (12)	Navios Indigo	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Velour Management Corp. (12)	Navios Vermilion	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Evian Shiptrade Ltd. (12)	Matson Lanai	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Theros Ventures Limited	Navios Lapis	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Legato Shipholding Inc.	Navios Tempo	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Inastros Maritime Corp.	Navios Chrysalis	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Zoner Shiptrade S.A.	Navios Dorado	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Jasmer Shipholding Ltd.	Navios Nerine	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Thetida Marine Co.	Navios Magnolia	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Jaspero Shiptrade S.A.	Navios Jasmine	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Peran Maritime Inc.	Zim Baltimore	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Nefeli Navigation S.A. (12)	Navios Unison	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Crayon Shipping Ltd	Navios Miami	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Chernava Marine Corp.	Navios Bahamas (ex. Bahamas)	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Proteus Shiptrade S.A.	Zim Carmel	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Vythos Marine Corp. (12)	Navios Constellation	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Navios Maritime Containers Sub L.P.	Sub-Holding Company	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Navios Partners Containers Finance Inc.	Sub-Holding Company	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Boheme Navigation Company	Sub-Holding Company	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Navios Partners Containers Inc.	Sub-Holding Company	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Iliada Shipping S.A.	Operating Company	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—

Vinetree Marine Company	Operating Company	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Afros Maritime Inc.	Operating Company	Marshall Is.	1/01 – 12/31	3/31 – 12/31	—
Cavos Navigation Co.	Navios Libra	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Perivoia Shipmanagement Co.(10)	Navios Amitie	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Pleione Management Limited(10)	Navios Star	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Bato Marine Corp.(32)	Navios Armonia	Marshall Is.	1/01 – 12/31	3/05 – 12/31	—
Agron Navigation Company (21)	Navios Azalea	Marshall Is.	1/01 – 12/31	3/05 – 12/31	—
Teuta Maritime S.A.(22)	TBN III	Marshall Is.	1/01 – 12/31	3/05 – 12/31	—
Ambracia Navigation Company(12), (29)	Navios Primavera	Marshall Is.	1/01 – 12/31	3/05 – 12/31	—
Artala Shipping Co.(22)	TBN II	Marshall Is.	1/01 – 12/31	3/05 – 12/31	—
Migen Shipmanagement Ltd.	Sub-Holding Company	Marshall Is.	1/01 – 12/31	3/05 – 12/31	—
Bole Shipping Corporation(24)	Spectrum N	Marshall Is.	1/01 – 12/31	4/28 – 12/31	—
Brandeis Shipping Corporation(24)	Ete N	Marshall Is.	1/01 – 12/31	5/10 – 12/31	—
Buff Shipping Corporation(24)	Fleur N	Marshall Is.	1/01 – 12/31	5/10 – 12/31	—
Morganite Shipping Corporation(27)	Navios Meridian	Marshall Is.	1/01 – 12/31	6/01 – 12/31	—
Balder Maritime Ltd.(26)	Navios Koyo	Marshall Is.	1/01 – 12/31	6/04 – 12/31	—
Melpomene Shipping Corporation(25)	TBN IV	Marshall Is.	1/01 – 12/31	6/23 – 12/31	—
Urania Shipping Corporation(25)	TBN V	Marshall Is.	1/01 – 12/31	6/23 – 12/31	—
Terpsichore Shipping Corporation(8)	TBN VI	Marshall Is.	1/01 – 12/31	6/23 – 12/31	—
Erato Shipmanagement Corporation(8)	TBN VII	Marshall Is.	1/01 – 12/31	6/23 – 12/31	—
Lavender Shipping Corporation(12), (7)	Navios Ray	Marshall Is.	1/01 – 12/31	6/30 – 12/31	—
Nostos Shipmanagement Corp.(12), (7)	Navios Bonavis	Marshall Is.	1/01 – 12/31	6/30 – 12/31	—
Navios Maritime Acquisition Corporation	Sub-Holding Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Navios Acquisition Europe Finance Inc.	Sub-Holding Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Navios Acquisition Finance (US) Inc.	Co-Issuer of Ship Mortgage Notes	Delaware	1/01 – 12/31	8/25 – 12/31	—
Navios Maritime Midstream Partners GP LLC	Holding Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Letil Navigation Ltd.	Sub-Holding Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Navios Maritime Midstream Partners Finance (US) Inc.	Sub-Holding Company	Delaware	1/01 – 12/31	8/25 – 12/31	—
Aegean Sea Maritime Holdings Inc.	Sub-Holding Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Amorgos Shipping Corporation(44)	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Andros Shipping Corporation(43)	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Antikithira Shipping Corporation (12)	Nave Equator	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Antiparos Shipping Corporation (12)	Nave Atria	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Antipaxos Shipping Corporation(39)	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Antipsara Shipping Corporation (12)	Nave Velocity	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Crete Shipping Corporation (12)	Nave Cetus	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Delos Shipping Corporation(45)	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Folegandros Shipping Corporation(12)	Nave Andromeda	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Ikaria Shipping Corporation(12)	Nave Aquila	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Ios Shipping Corporation	Nave Cielo	Cayman Islands	1/01 – 12/31	8/25 – 12/31	—
Iraklia Shipping Corporation(12)	Bougainville	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Kimolos Shipping Corporation	Former Vessel- Owning Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Kithira Shipping Corporation(12)	Nave Orbit	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Kos Shipping Corporation(12)	Nave Bellatrix	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Lefkada Shipping Corporation	Nave Buena Suerte	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Leros Shipping Corporation	Former Vessel- Owning Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Mytilene Shipping Corporation(12)	Nave Orion	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Oinousses Shipping Corporation	Nave Jupiter	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Psara Shipping Corporation	Nave Luminosity	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Rhodes Shipping Corporation(12)	Nave Cassiopeia	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Samos Shipping Corporation	Nave Synergy	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Samothrace Shipping Corporation(12)	Nave Pulsar	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Serifos Shipping Corporation(12)	Nave Estella	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Sifnos Shipping Corporation(12)	Nave Titan	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Skiathos Shipping Corporation(12)	Nave Capella	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Skopelos Shipping Corporation	Nave Ariadne	Cayman Islands	1/01 – 12/31	8/25 – 12/31	—
Skyros Shipping Corporation(12)	Nave Sextans	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Syros Shipping Corporation(12)	Nave Alderamin	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Thera Shipping Corporation(12)	Nave Atropos	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Tilos Shipping Corporation	Nave Spherical	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—

Tinos Shipping Corporation	Nave Rigel	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Zakynthos Shipping Corporation	Nave Quasar	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Cyrus Investments Corp.	Baghdad	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Olivia Enterprises Corp.	Erbil	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Limnos Shipping Corporation(12)	Nave Pyxis	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Thasos Shipping Corporation(12)	Nave Equinox	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Agistri Shipping Limited	Operating Subsidiary	Malta	1/01 – 12/31	8/25 – 12/31	—
Paxos Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Donoussa Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Schinousa Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Alonnisos Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Makronisos Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Shinyo Loyalty Limited	Former Vessel-Owning Company	Hong Kong	1/01 – 12/31	8/25 – 12/31	—
Shinyo Navigator Limited	Former Vessel-Owning Company	Hong Kong	1/01 – 12/31	8/25 – 12/31	—
Amindra Navigation Co.	Sub-Holding Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Navios Maritime Midstream Partners L.P.	Sub-Holding Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Navios Maritime Midstream Operating LLC	Sub-Holding Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Shinyo Dream Limited	Former Vessel-Owning Company	Hong Kong	1/01 – 12/31	8/25 – 12/31	—
Shinyo Kannika Limited	Former Vessel-Owning Company	Hong Kong	1/01 – 12/31	8/25 – 12/31	—
Shinyo Kieran Limited	Nave Universe	British Virgin Islands	1/01 – 12/31	8/25 – 12/31	—
Shinyo Ocean Limited	Former Vessel-Owning Company	Hong Kong	1/01 – 12/31	8/25 – 12/31	—
Shinyo Saowalak Limited	Nave Constellation	British Virgin Islands	1/01 – 12/31	8/25 – 12/31	—
Sikinos Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Kerkyra Shipping Corporation	Nave Galactic	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Doxa International Corp.	Nave Electron	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Alkmene Shipping Corporation(38)	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Aphrodite Shipping Corporation(47)	Aurora N	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Dione Shipping Corporation	Lumen N	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Persephone Shipping Corporation	Hector N	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Rhea Shipping Corporation(36)	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Tzia Shipping Corporation (30)	Nave Celeste	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Boysenberry Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Cadmium Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Celadon Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Cerulean Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01 – 12/31	8/25 – 12/31	—
Kleio Shipping Corporation (6)	TBN VIII	Marshall Is.	1/01 – 12/31	8/12 – 12/31	—
Polymnia Shipping Corporation (6)	TBN IX	Marshall Is.	1/01 – 12/31	8/12 – 12/31	—
Goddess Shiptrade Inc.(41)	Navios Astra	Marshall Is.	1/01 – 12/31	8/02 – 12/31	—
Aramis Navigation Inc.(3)	Navios Azimuth	Marshall Is.	1/01 – 12/31	7/09 – 12/31	—
Thalia Shipping Corporation (6)	TBN XII	Marshall Is.	1/01 – 12/31	11/17 – 12/31	—
Muses Shipping Corporation(6)	TBN XIII	Marshall Is.	1/01-12/31	11/17 – 12/31	—
Euterpe Shipping Corporation (8)	TBN XI	Marshall Is.	1/01-12/31	11/17 – 12/31	—
Calliope Shipping Corporation (25)	TBN X	Marshall Is.	1/01-12/31	11/17 – 12/31	—

Karpathos Shipping Corporation (6)	TBN XX	Marshall Is.	6/22–12/31	—	—
Patmos Shipping Corporation (6)	TBN XXI	Marshall Is.	6/22–12/31	—	—
Tarak Shipping Corporation (8)	TBN XV	Marshall Is.	4/26–12/31	—	—
Astrovalos Shipping Corporation (8)	TBN XIV	Marshall Is.	4/26–12/31	—	—
Ithaki Shipping Corporation (6)	TBN XVII	Marshall Is.	4/26–12/31	—	—
Gavdos Shipping Corporation (6)	TBN XVI	Marshall Is.	4/26–12/31	—	—
Galera Management Company(22)	TBN I	Marshall Is.	6/24-12/31	—	—
Vatselo Enterprises Corp. (9), (12)	Navios Alegria	Marshall Is.	6/24-12/31	—	—
Thalassa Marine S.A.	Navios Galaxy II	Marshall Is.	7/29-12/31	—	—
Anafi Shipping Corporation(12)	Navios Sky	Marshall Is.	9/08-12/31	—	—
Asteroid Shipping S.A.	Navios Herakles I	Marshall Is.	7/29-12/31	—	—
Bulkinvest S.A.	Operating Company	Luxembourg	9/08-12/31	—	—
Cloud Atlas Marine S.A.	Navios Uranus	Marshall Is.	7/29-12/31	—	—
Corsair Shipping Ltd. (33)	Former Vessel-Owning Company	Marshall Is.	9/08-12/31	—	—
Ducale Marine Inc.	Navios Etoile	Marshall Is.	9/08-12/31	—	—
Faith Marine Ltd	Navios Altamira	Marshall Is.	9/08-12/31	—	—
Kleimar N.V.(37)	Operating Company/ Vessel Owning Company/Management Company	Belgium	9/08-12/31	—	—
Iris Shipping Corporation	N Amathia	Marshall Is.	9/08-12/31	—	—
Moonstone Shipping Corporation (42)	Former Vessel-Owning Company	Marshall Is.	9/08-12/31	—	—
NAV Holdings Limited	Sub-Holding Company	Malta	9/08-12/31	—	—
Navios International Inc.	Operating Company	Marshall Is.	7/29-12/31	—	—
Veja Navigation Company	Sub-Holding Company	Marshall Is.	9/08-12/31	—	—
Vernazza Shiptrade Inc. (12)	Navios Canary	Marshall Is.	9/08-12/31	—	—
White Narcissus Marine S.A. (12) (37)	Navios Asteriks	Marshall Is.	9/08-12/31	—	—
Talia Shiptrade S.A.	Navios Magellan II	Marshall Is.	7/29-12/31	—	—
Shikhar Ventures S.A. (12)	Navios Stellar	Liberia	9/08-12/31	—	—
Opal Shipping Corporation	Rainbow N	Marshall Is.	9/08-12/31	—	—
Pharos Navigation S.A. (12)	Navios Phoenix	Marshall Is.	9/08-12/31	—	—
Pueblo Holdings Ltd. (12)	Navios Lumen	Marshall Is.	9/08-12/31	—	—
Red Rose Shipping Corp.	Navios Bonheur	Marshall Is.	9/08-12/31	—	—
Rider Shipmanagement Inc.	Navios Felicity I	Marshall Is.	7/29-12/31	—	—
Roselite Shipping Corporation (12)	Navios Corali	Marshall Is.	9/08-12/31	—	—
Rumer Holding Ltd. (12)	Navios Antares	Marshall Is.	9/08-12/31	—	—
Jasmine Shipping Corporation	N Bonanza	Marshall Is.	9/08-12/31	—	—
Highbird Management Inc.	Navios Celestial	Marshall Is.	9/08-12/31	—	—
Kastelorizo Shipping Corporation(49)	TBN XVIII	Marshall Is.	10/19–12/31	—	—
Elafonisos Shipping Corporation(49)	TBN XIX	Marshall Is.	10/19–12/31	—	—
Koufonisi Shipping Corporation (48)	Navios Felix	Marshall Is.	11/11–12/31	—	—

(1)      The vessel was sold on August 13, 2021 (see Note 7 – Vessels, net).

(2)      The vessel was sold on October 29, 2021 (see Note 7 – Vessels, net).

(3)      The vessel was acquired on July 9, 2021 (see Note 7 – Vessels, net).

(4)      The vessel was sold on August 16, 2021 (see Note 7 – Vessels, net).

(5)      The vessel was sold on September 12, 2022 (see Note 7 – Vessels, net).

(6)      Expected to be delivered by the second half of 2024.

(7)      The vessel was acquired on June 30, 2021 (see Note 7 – Vessels, net).

(8)      Expected to be delivered by the first half of 2024.

(9)      The vessel was acquired on December 14, 2022 (see Note 7 – Vessels, net).

(10)   The vessels were delivered on May 28, 2021 and June 10, 2021 (see Note 22 - Leases).

(11)   Not a vessel-owning subsidiary and only holds right to charter-in contracts.

(12)   Vessels under the sale and leaseback transaction (see Note 11 – Borrowings).

(13)   The vessel was sold on December 10, 2020 (see Note 7 – Vessels, net).

(14)   The vessels were acquired on June 29, 2020, following the liquidation of Navios Europe II (see Note 7 – Vessels, net).

(15)   The vessels were acquired on September 30, 2020 (see Note 7 – Vessels, net).

(16)   The vessels were acquired on March 30, 2021 (see Note 7 – Vessels, net).

(17)   The vessel was sold on January 13, 2021 (see Note 7 – Vessels, net).

(18)   The vessel was sold on January 28, 2021 (see Note 7 – Vessels, net).

(19)   The vessel was sold on February 10, 2021 (see Note 7 – Vessels, net).

(20)   The vessel was sold on March 25, 2021 (see Note 7 – Vessels, net).

(21)   The vessel was acquired on November 17, 2022 (see Note 7 – Vessels, net).

(22)   Expected to be delivered in the first half of 2023.

(23)   The vessel was sold on July 31, 2021 (see Note 7 – Vessels, net).

(24)   The vessels were acquired on May 10, 2021 (see Note 7 – Vessels, net).

(25)   Expected to be delivered by the second half of 2023.

(26)   The vessel was acquired on June 4, 2021 (see Note 7 – Vessels, net).

(27)   The vessel was acquired on February 5, 2023 (see Note 23 – Subsequent Events) .

(28)   The vessel was sold on September 21, 2022 (see Note 7 – Vessels, net).

(29)   The vessel was acquired on July 27, 2022 (see Note 7 – Vessels, net).

(30)   The vessel was delivered on July 5, 2022 (see Note 22 – Leases).

(31)   The vessel was sold on November 17, 2022 (see Note 7 – Vessels, net).

(32)   The vessel was acquired on September 21, 2022 (see Note 7 – Vessels, net).

(33)   The vessel was sold on October 14, 2022 (see Note 2 (i) – Summary of Significant Accounting Policies).

(34)   The vessel was sold on October 25, 2022 (see Note 7 – Vessels, net).

(35)   The vessel was sold on November 14, 2022 (see Note 7 – Vessels, net).

(36)   The vessel was sold on December 23, 2022 (see Note 7 – Vessels, net).

(37)   The vessel is owned 50% by White Narcissus Marine S.A.and 50% by Kleimar N.V.

(38)   The vessel was sold on January 26, 2023 (see Note 7 – Vessels, net).

(39)   The vessel was sold on January 17, 2023 (see Note 7 – Vessels, net).

(40)   The vessel was sold on February 7, 2023 (see Note 7 – Vessels, net).

(41)   The vessel was acquired on September 13, 2022 (see Note 7 – Vessels, net).

(42)   The vessel was sold on February 3, 2023 (see Note 7 – Vessels, net).

(43)   The vessel was sold on January 24, 2023 (see Note 7 – Vessels, net).

(44)   The vessel was sold on January 9, 2023 (see Note 7 – Vessels, net).

(45)   The vessel was sold on March 3, 2023 (see Note 23 – Subsequent Events).

(46)   The vessel was agreed to be sold in February 2023. The sale is expected to be completed in the second quarter of 2023 (see Note 23 – Subsequent Events).

(47)   The vessel was agreed to be sold in January 2023. The sale is expected to be completed in the second quarter of 2023 (see Note 23 – Subsequent Events).

(48)   The vessel was acquired on March 6, 2023 (see Note 23 – Subsequent Events).

(49)     Expected to be delivered by the first half of 2025.

Investments in Affiliates: Affiliates are entities over which the Company generally has between 20% and 50% of the voting rights, or over which the Company has significant influence, but it does not exercise control. Investments in these entities are accounted for under the equity method of accounting. Under this method, the Company records an investment in the stock of an affiliate at cost, and adjusts the carrying amount for its share of the earnings or losses of the affiliate subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received from an affiliate reduce the carrying amount of the investment. The Company recognizes gains and losses in earnings for the issuance of shares by its affiliates, provided that the issuance of such shares qualifies as a sale of such shares. When the Company's share of losses in an affiliate equals or exceeds its interest in the affiliate, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliate. For the year ended December 31, 2020, the amount of $6,900 was recognized as impairment of receivable in affiliated company, related to the other-than-temporary impairment recognized in the Navios Partners’ receivable from Navios Europe II (see Note 19 – Investment in affiliates).

Affiliates included in the financial statements accounted for under the equity method: In the consolidated financial statements of Navios Partners, the following entities are included as affiliates and are accounted for under the equity method for such periods: (i) Navios Containers (as defined herein) and its subsidiaries (with an ownership interest 35.7% as of December 31, 2020). Following the completion of the NMCI Merger (as defined herein), as of March 31, 2021, Navios Containers (as defined herein) was acquired by Navios Partners and ownership was 100%; and (ii) Navios Europe II and its subsidiaries with an ownership interest of 5% through the date of its liquidation on June 29, 2020 (see Note 18 – Transactions with related parties and affiliates, Note 19 – Investment in affiliates and Note 3 – Acquisition of Navios Containers and Navios Acquisition).

(c)             Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an on-going basis, management evaluates the estimates and judgments, including those related to uncompleted voyages, future drydock dates, the selection of useful lives for tangible assets and scrap value expected future cash flows from long-lived assets to support impairment tests, provisions necessary for accounts receivable, valuation of intangible assets and liabilities acquired in business combinations and/or asset acquisitions, provisions for legal disputes, and contingencies and the valuation estimates inherent in the deconsolidation gain. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions and/or conditions.

(d)             Cash and Cash Equivalents: Cash and cash equivalents consist of cash on hand, deposits held on call with banks, and other short-term liquid investments with original maturities of three months or less.

(e)             Restricted Cash: Restricted cash, at each of December 31, 2022 and December 31, 2021, included $17,284 and $9,979, respectively, which related to amounts held in retention accounts in order to service debt and interest payments, as required by certain of Navios Partners' credit facilities and financial liabilities.

(f)             Accounts Receivable, Net: Accounts receivable includes receivables from charterers for hire, freight and demurrage billings. On January 1, 2020, the Company adopted Accounting Standards Update 2016-13, “Financial Instruments - Credit Losses” (“ASC 326”). At each balance sheet date, the Company maintains an allowance for credit losses for expected uncollectible accounts receivable ( see Note 5 – Accounts Receivable, net). Navios Partners has filed claims for lost revenues in connection with the 2016 filing by Hanjin Shipping Co. (“Hanjin”) for rehabilitation, which was later followed by entry into liquidation in 2017. The Company had fully provided for these amounts in its books. The allowance for credit losses was $2,990 as of each of December 31, 2022 and 2021.

(g)             Inventories: Inventories, which are comprised of: (i) bunkers (when applicable) on board of the vessels, valued at cost as determined on the first-in, first-out basis; and (ii) lubricants and stock provisions on board of the vessels as of the balance sheet date, valued at cost as determined on the first-in, first-out basis.

(h)            Vessels, Net: Vessels are stated at historical cost, which consists of the contract price and pre-delivery costs incurred during the construction and delivery of newbuildings, including capitalized interest, and any material expenses incurred upon acquisition (improvements and delivery expenses) of second hand vessels. Vessels acquired in an asset acquisition or in a business combination are recorded at fair value. The fair value of the vessels is determined based on vessel valuations, from independent third party shipbrokers. Subsequent expenditures for major improvements and upgrades are capitalized, provided they appreciably extend the life, increase the earnings capacity or improve the efficiency or safety of the vessels. The cost and related accumulated depreciation of assets retired or sold are removed from the accounts at the time of sale or retirement and any gain or loss is included in the accompanying Consolidated Statements of Operations. Expenditures for routine maintenance and repairs are expensed as incurred.

Depreciation is computed using the straight line method over the useful life of the vessels, after considering the estimated residual value. Management estimates the residual values of the Company’s drybulk, containerships and tankers based on a scrap value cost of steel times the weight of the ship noted in lightweight ton (“LWT”). Residual values are periodically reviewed and revised to recognize changes in conditions, new regulations or other reasons. Revisions of residual values affect the depreciable amount of the vessels and affect depreciation expense in the period of the revision and future periods. The estimated scrap rate used to calculate the vessel’s scrap value is $340 per LWT as of each of December 31, 2022 and 2021.

Management estimates the useful life of the Company’s vessels to be 25 years for drybulk and tanker vessels and 30 years for the containerships, respectively from the original construction. However, when regulations place limitations over the ability of a vessel to trade on a worldwide basis, its useful life is re-estimated to end at the date such regulations become effective. An increase in the useful life of a vessel or in its residual value would have the effect of decreasing the annual depreciation charge and extending it into later periods. A decrease in the useful life of a vessel or in its residual value would have the effect of increasing the annual depreciation charge.

(i)              Assets Held for Sale: It is the Company's policy to dispose of vessels and other fixed assets when suitable opportunities occur and not necessarily to keep them until the end of their useful life. The Company classifies assets and disposal groups as being held for sale when the following criteria are met: management has committed to a plan to sell the vessel (disposal group); the asset (disposal group) is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of vessels; an active program to locate a buyer and other actions required to complete the plan to sell the asset (disposal group) have been initiated; the sale of the asset (disposal group) is probable and transfer of the asset (disposal group) is expected to qualify for recognition as a completed sale within one year; the asset (disposal group) is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Long-lived assets or disposal groups classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These vessels are not depreciated once they meet the criteria to be held for sale. On October 14, 2022, Navios Partners completed the sale of the Navios Ulysses, a 2007-built Ultra-Handymax vessel of 55,728 dwt, acquired by Navios Holdings (see Note 2(j) – Summary of Significant Accounting Policies), to an unrelated third party, for a net sales price of $13,965. The vessel was classified as held for sale and was presented under the caption “Vessel held for sale” in the condensed Consolidated Balance Sheets as of September 30, 2022, measured at the lowest of carrying value and fair value less costs to sell. No assets were classified as held for sale as of December 31, 2022 and 2021.

(j)             Asset Acquisitions: When the Company enters into an acquisition transaction, it determines whether the acquisition transaction is a purchase of an asset or a business based on the facts and circumstances of the transaction. In accordance with Topic 805, Business Combinations, the Company first evaluates whether substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets (Step one). If that threshold is met, the set of assets and activities is not a business. If the threshold is not met, the Company evaluates whether the set meets the definition of a business (Step two). To be considered a business, a set must include an input and a substantive process that together significantly contributes to the ability to create an output. All assets acquired and liabilities assumed in a business combination are measured at their acquisition date fair values. For asset acquisitions, the net assets acquired should be measured following a cost accumulation and allocation model under which the cost of the acquisition is allocated on a relative fair value basis to the qualifying assets acquired. Transaction costs associated with asset acquisitions are capitalized.

On July 26, 2022, the Company entered into a share purchase agreement to acquire a 36-vessel drybulk fleet for a purchase price of $835,000 including the assumption of bank liabilities, bareboat obligations and finance leasing obligations, subject to debt and working capital adjustments, from Navios Holdings. The fleet consisted of: (i) 30 vessels (including eight vessels under sale and leaseback and ten vessels under finance leases), (ii) five operating leases and (iii) one vessel that has been classified as held for sale. On July 29, 2022, 15 of the 36 vessels were delivered to Navios Partners. On September 8, 2022, the remaining 21 vessels were delivered to Navios Partners.

The Company performed an assessment, as defined under ASC 805, Business Combinations, and concluded that the acquisition of the 36-vessel drybulk fleet is an asset acquisition. The consideration paid amounted to $370,638 and is presented under the caption “Acquisition of/ additions to vessels” in the Consolidated Statements of Cash Flows including working capital balances of $(37,016) in accordance with the share purchase agreement of which an amount of $9,862 related to cash and cash equivalents and restricted cash and is presented under the caption “Cash acquired from acquisitions” in the Consolidated Statements of Cash Flows. The fair value of net assets acquired compared to the cost of consideration resulted in an excess value of $217,161 that was allocated to qualifying assets on a relative fair value basis. The qualifying assets were the vessels held and used, leases (finance and operating lease assets) and intangible assets.

Vessels held and used acquired as part of an asset acquisition are recorded at fair value, which is determined based on vessel valuations, obtained from independent third party shipbrokers which are, among other things, based on recent sales and purchase transactions of similar vessels.

When a vessel along with the current charter contract is acquired where the Company acts as a lessor as part of asset acquisition, intangible assets and unfavorable lease terms are recorded at fair value. The fair value of the favorable and unfavorable lease terms (intangible assets and liabilities) was determined by reference to market data and the discounted amount of expected future cash flows. The key assumptions that were used in the discounted cash flow analysis were as follows: (i) the contracted charter rate of the acquired charter over the remaining lease term compared to the current market charter rates for a similar contract and (ii) discounted using the Company’s relevant discount factor of 11.32%.

For acquired leases as part of an asset acquisition, where the Company is a lessee, the Company has elected to reassess classification. The Company recognizes the right-of-use assets for operating and finance leases acquired at the same amount as the lease liability, adjusted to reflect favorable and unfavorable terms of the lease when compared with market terms.

(k)            Impairment of Long Lived Assets: Vessels, other fixed assets and other long lived assets held and used by Navios Partners are reviewed periodically for potential impairment whenever events or changes in circumstances indicate that the carrying amount of a particular asset may not be fully recoverable. Navios Partners' management evaluates the carrying amounts and periods over which long-lived assets are depreciated to determine if events or changes in circumstances have occurred that would require modification to their carrying values or useful lives. Measurement of the impairment loss is based on the fair value of the asset. Navios Partners determines the fair value of its assets on the basis of management estimates and assumptions by making use of available market data and taking into consideration third party valuations performed on an individual vessel basis. In evaluating useful lives and carrying values of long-lived assets, certain indicators of potential impairment, are reviewed such as undiscounted projected operating cash flows, vessel sales and purchases, business plans and overall market conditions.

Undiscounted projected net operating cash flows are determined for each asset group and compared to the carrying value of the vessel, the unamortized portion of deferred drydock and special survey costs, ballast water treatment system costs, exhaust gas cleaning system costs and other capitalized items, if any, related to the vessel and the related carrying value of the intangible assets with respect to the time charter agreement attached to that vessel or the carrying value of deposits for newbuildings. Within the shipping industry, vessels are customarily bought and sold with a charter attached. The value of the charter may be favorable or unfavorable when comparing the charter rate to the current market rates. The loss recognized either on impairment or on disposition will reflect the excess of carrying value over fair value (selling price) for the vessel asset group.

The management of the Company has considered various indicators, including but not limited to the market price of its long-lived assets, its contracted revenues and cash flows and the economic outlook.

As of December 31, 2022, the Company concluded that events occurred and circumstances had changed, which indicated that potential impairment of certain of Navios Partners' long-lived assets might exist. These indicators included volatility in the charter market as well as the potential impact the current marketplace may have on the Company’s future operations. As a result, an impairment assessment of certain of long-lived assets (step one) was performed.

As of December 31, 2021, the Company concluded that events and circumstances did not trigger the existence of potential impairment of its vessels and the related intangible assets and that step one of the impairment analysis was not required.

As of December 31, 2020, the Company concluded that events occurred and circumstances had changed, which indicated that potential impairment of Navios Partners' long-lived assets might exist. These indicators included volatility in the charter market as well as the potential impact the current marketplace may have on the Company’s future operations. As a result, an impairment assessment of long-lived assets (step one) was performed.

The Company determined the undiscounted projected net operating cash flows for each vessel and compared it to the vessels' carrying value together with the carrying value of deferred drydock and special survey costs, ballast water treatment system costs, exhaust gas cleaning system costs and other capitalized items, if any, related to the vessel and the carrying value of the related intangible assets, if applicable. The significant factors and assumptions the Company used in the undiscounted projected net operating cash flow analysis included: determining the projected net operating cash flows by considering the charter revenues from existing time charters for the fixed fleet days (Navios Partners' remaining charter agreement rates) and an estimated daily time charter equivalent for the unfixed days (based on a combination of one-year average historical time charter rates for the first year and ten-year average historical one-year time charter rates for the remaining period), over the remaining economic life of each vessel, net of brokerage and address commissions, and excluding days of scheduled off-hires, vessel operating expenses as determined by the Management Agreements (as defined herein) in effect until December 2024 and thereafter assuming an increase of 3.0% every second year and utilization rate of 99.0% based on the fleet's historical performance.

Where the undiscounted projected net operating cash flows do not exceed the carrying value of an asset group, management proceeded to perform step two of the impairment assessment. In step two of the impairment assessment, the Company determined fair value of its vessels through a combination of a discounted cash flow analysis utilizing market participant assumptions from available market data and third-party valuations from independent ship brokers performed on an individual vessel basis. The significant factors and assumptions used by management in determining fair value of vessels included those in developing the projected net operating cash flows over the remaining economic life of each vessel and the discount rate.

During the year ended December 31, 2022, an impairment loss of $7,913 was recognized in connection with the committed sales of the Nave Cosmos in January 2023, the Nave Polaris in January 2023, the Jupiter N in February 2023 and the Navios Prosperity I in February 2023, as the carrying amount of each asset group was not recoverable and exceeded its fair value less costs to sell (see Note 7 – Vessels, net).

During the fourth quarter of fiscal year 2020, the Company’s assessment concluded that step two of the impairment analysis was required for certain of its vessels held and used, as the undiscounted projected net operating cash flows did not exceed the carrying value. As a result, the Company recorded an impairment loss of $50,991 for four of its vessels, being the difference between the fair value and the vessels’ carrying value together with the carrying value of deferred drydock and special survey costs related to the vessels, presented under the caption “Vessels impairment loss” in the Consolidated Statements of Operations (see Note 7 – Vessels, net).

As of June 30, 2020, the Company’s assessment concluded that step two of the impairment analysis was required for three containerships held and used, as the undiscounted projected net operating cash flows did not exceed the carrying value. As a result, the Company recorded an impairment loss of $6,800 for these vessels, being the difference between the fair value and the vessels’ carrying value together with the carrying value of deferred drydock and special survey costs related to the vessels, presented under the caption “Vessels impairment loss” in the Consolidated Statements of Operations.

During the year ended December 31, 2020, an impairment loss of $13,786 was also recognized in connection with the committed sales of the Navios Soleil in December 2020, the Esperanza N in January 2021 and the Castor N in February 2021, as the carrying amount of each asset group was not recoverable and exceeded its fair value less costs to sell (see Note 7 — Vessels, net).

The total impairment loss recognized amounted to $7,913 and $0 for the years ended December 31, 2022 and 2021, respectively, and is presented under the caption “Gain on sale of vessels, net” in the Consolidated Statements of Operations.

The total impairment loss recognized amounted to $71,577 for the year ended December 31, 2020, and is presented under the caption “Vessels impairment loss” in the Consolidated Statements of Operations.

(l)             Deferred Drydock and Special Survey Costs: Navios Partners' vessels are subject to regularly scheduled drydocking and special surveys which are generally carried out every 30 or 60 months, depending on the vessels' ages to coincide with the renewal of the related certificates issued by the classification societies, unless a further extension is obtained in rare cases and under certain conditions. The cost of drydocking and special surveys are deferred and amortized over the above periods or to the next drydocking or special survey date if such date has been determined.

Costs capitalized as part of the drydocking or special survey consist principally of the actual costs incurred at the yard, and expenses relating to spare parts, paints, lubricants and services incurred solely during the drydocking or special survey period. For the years ended December 31, 2022, 2021 and 2020, the amortization expense was $28,917, $16,143 and $10,337, respectively, and is presented under the caption of “Direct vessel expenses” in the Consolidated Statements of Operations.

(m)            Deferred Finance Costs: Deferred finance costs include fees, commissions and legal expenses associated with obtaining or modifying credit facilities and financial liabilities. Deferred finance costs are presented as a deduction from the corresponding liability. These costs are amortized over the life of the related facility using the effective interest rate method, and are presented under the caption “Interest expense and finance cost, net”. Amortization and write-off of deferred finance costs, including amortization of debt discount, for each of the years ended December 31, 2022, 2021 and 2020 were $5,349, $3,741 and $2,141, respectively.

(n)           Intangible Assets and Unfavorable Lease Terms: Navios Partners' intangible assets and liabilities consist of favorable and unfavorable lease terms. When a vessel along with the current charter contract are acquired as part of a business combination and/or asset acquisition, intangible assets and unfavorable lease terms are recorded at fair value. Fair value is determined by reference to market data and the discounted amount of expected future cash flows. Where charter rates are higher than market charter rates, an asset is recorded, being the difference between the acquired charter rate and the market charter rate for an equivalent vessel. Where charter rates are less than market charter rates, a liability is recorded, being the difference between the assumed charter rate and the market charter rate for an equivalent vessel. The determination of the fair value of acquired assets and assumed liabilities requires Navios Partners to make significant assumptions and estimates of many variables including market charter rates, contracted charter rates, remaining duration of the charter agreements, the level of utilization of its vessels and its relevant discount rate. The use of different assumptions could result in a material change in the fair value of these items, which could have a material impact on Navios Partners' financial position and results of operations.

The amortizable value of favorable and unfavorable leases is amortized over the remaining life of the lease term and the amortization expense/ income is included under the captions “Depreciation and amortization of intangible assets” and “Amortization of unfavorable lease terms”, respectively in the Consolidated Statements of Operations.

The amortizable value of favorable leases would be considered impaired if their carrying values could not be recovered from the future undiscounted cash flows associated with the assets. As of December 31, 2022, the management of the Company, after considering various indicators, performed an impairment test which included intangible assets as described in paragraph (k) above. As of December 31, 2021, the management of the Company has considered various indicators and concluded that events and circumstances did not trigger the existence of potential impairment of its intangible assets and that step one of the impairment analysis was not required as described in paragraph (k) above. As of December 31, 2020, the management of the Company, after considering various indicators, performed an impairment test which included intangible assets as described in paragraph (k) above. As of December 31, 2022, 2021 and 2020 there was no impairment of intangible assets.

(o)            Foreign Currency Translation: Navios Partners' functional and reporting currency is the U.S. Dollar. Navios Partners engages in worldwide commerce with a variety of entities. Although, its operations may expose it to certain levels of foreign currency risk, its transactions are predominantly U.S. dollar denominated. Additionally, Navios Partners' wholly-owned vessel subsidiaries transacted a nominal amount of their operations in Euros; however, all of the subsidiaries' primary cash flows are U.S. dollar denominated. Transactions in currencies other than the functional currency are translated at the exchange rate in effect at the date of each transaction. Differences in exchange rates during the period between the date a transaction denominated in a foreign currency is consummated and the date on which it is either settled or translated, are recognized in the Statements of Operations. The foreign currency gains/ (losses) recognized in the accompanying Consolidated Statements of Operations under the captions “Other income” or “Other expense”, for each of the years ended December 31, 2022, 2021 and 2020 were not material for any of these periods.

(p)            Provisions: Navios Partners, in the ordinary course of its business, is subject to various claims, suits and complaints. Management, in consultation with internal and external advisors, will provide for a contingent loss in the financial statements if the contingency had been incurred as of the balance sheet date and the likelihood of loss was probable and the amount of the loss can be reasonably estimated. If Navios Partners has determined that the reasonable estimate of the loss is a range and there is no best estimate within the range, Navios Partners will accrue the lower amount of the range.

Navios Partners, through the Management Agreements (as defined herein), participates in Protection and Indemnity (P&I) insurance coverage plans provided by mutual insurance societies known as P&I clubs. Under the terms of these plans, participants may be required to pay additional premiums (supplementary calls) to fund operating deficits incurred by the clubs (“back calls”). Obligations for back calls are accrued annually based on information provided by the P&I clubs.

(q)           Segment Reporting: Navios Partners reports financial information and evaluates its operations by charter revenues and not by the length of ship employment for its customers. Navios Partners does not use discrete financial information to evaluate operating results for each type of charter or vessel type. Management does not identify expenses, profitability or other financial information by charter type. As a result, management reviews operating results solely by revenue per day and operating results of the fleet and thus Navios Partners has determined that it operates under one reportable segment (see Note 14 – Segment information).

(r)             Revenue and Expense Recognition:

Revenue from time chartering

Revenues from time chartering and bareboat chartering of vessels are accounted for as operating leases and are thus recognized on a straight line basis as the average lease revenue over the rental periods of such charter agreements, as service is performed. A time charter involves placing a vessel at the charterers' disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Short period charters for less than three months are referred to as spot-charters. Charters extending three months to a year are generally referred to as medium-term charters. All other charters are considered long-term. The Company has determined to recognize lease revenue as a combined single lease component for all time charters (operating leases) as the related lease component and non-lease components will have the same timing and pattern of the revenue recognition of the combined single lease component. The performance obligations in a time charter contract are satisfied over term of the contract beginning when the vessel is delivered to the charterer until it is redelivered back to the Company. Under time charters, operating costs such as for crews, maintenance and insurance are typically paid by the owner of the vessel. Revenue from time chartering and bareboat chartering of vessels amounted to $1,064,642, $669,185 and $218,809 for the years ended December 31, 2022, 2021 and 2020, respectively.

Revenue from voyage contracts

Under a voyage charter, a vessel is provided for the transportation of specific goods between specific ports in return for payment of an agreed upon freight per ton of cargo. Upon adoption of ASC 606, the Company recognizes revenue ratably from port of loading to when the charterer's cargo is discharged as well as defer costs that meet the definition of “costs to fulfill a contract” and relate directly to the contract. Revenue from voyage contracts amounted to $69,075, $25,199 and $3,754 for the years ended December 31, 2022, 2021 and 2020, respectively.

Pooling arrangements

For vessels operating in pooling arrangements, the Company earns a portion of total revenues generated by the pool, net of expenses incurred by the pool. The amount allocated to each pool participant vessel, including the Company's vessels, is determined in accordance with an agreed-upon formula, which is determined by points awarded to each vessel in the pool based on the vessel's age, design and other performance characteristics. Revenue under pooling arrangements is accounted for as variable rate operating leases on the accrual basis and is recognized when an agreement with the pool exists, price is fixed, service is provided and the collectability is reasonably assured. The allocation of such net revenue may be subject to future adjustments by the pool however, such changes are not expected to be material. The Company recognizes net pool revenue on a monthly and quarterly basis, when the vessel has participated in a pool during the period and the amount of pool revenue can be estimated reliably based on the pool report. Revenue from vessels operating in pooling arrangements amounted to $74,344, $17,982 and $4,208 for the years ended December 31, 2022, 2021 and 2020, respectively.

Revenue from profit-sharing

Profit-sharing revenues are calculated at an agreed percentage of the excess of the charterer's average daily income (calculated on a quarterly or semi annual basis) over an agreed amount and accounted for on an accrual basis based on provisional amounts and for those contracts that provisional accruals cannot be made due to the nature of the profit sharing elements, these are accounted for on the actual cash settlement or when such revenue becomes determinable. Profit sharing revenue amounted to $2,467, $809 and $0 for the years ended December 31, 2022, 2021 and 2020, respectively.

Revenues are recorded net of address commissions. Address commissions represent a discount provided directly to the charterers based on a fixed percentage of the agreed upon charter or freight rate. Since address commissions represent a discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer, these commissions are presented as a reduction of revenue.

Deferred Revenue and Cash Received in Advance: Deferred revenue primarily relates to cash received from charterers prior to it being earned and the straight-line amortization of the containerships and tankers charters with de-escalating rates. These amounts are recognized as revenue over the voyage or charter period.

Time Charter and Voyage Expenses: Time charter and voyage expenses comprise all expenses related to each particular voyage, including time charter hire paid and voyage freight paid, bunkers, port charges, canal tolls, cargo handling, agency fees and brokerage commissions. Also included in time charter and voyage expenses are provisions for losses on time charters and voyages in progress at year-end, direct port terminal expenses and other miscellaneous expenses. Time charter expenses are expensed over the period of the time charter and voyage expenses are recognized as incurred.

Direct Vessel Expenses: Direct vessel expenses comprise the amortization related to drydocking and special survey costs of certain vessels of Navios Partners' fleet and certain extraordinary fees and costs, pursuant to the terms of the Management Agreements (as defined herein).

Prepaid Voyage Costs: Prepaid voyage costs relate to cash paid in advance for expenses associated with voyages. These amounts are recognized as expenses over the voyage or charter period.

Vessel operating expenses: Pursuant to the management agreement (the “Management Agreement”), the Manager, provided commercial and technical management services to Navios Partners’ vessels. For a detailed discussion of vessel operating expenses please see Note 18 – Transactions with related parties and affiliates.

General and administrative expenses: Pursuant to the administrative services agreement (the “Administrative Services Agreement”), the Manager also provides administrative services to Navios Partners, which include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. Under the Administrative Services Agreement, which provide for allocable general and administrative costs, the Manager is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. For a detailed discussion of general and administrative expenses please see Note 18 – Transactions with related parties and affiliates.

(s)             Financial Instruments: Financial instruments carried on the balance sheet include cash and cash equivalents, restricted cash, trade receivables and payables, other receivables and other liabilities, long-term debt, financial liabilities and lease liabilities. The particular recognition methods applicable to each class of financial instrument are disclosed in the applicable significant policy description of each item, or included below as applicable.

Financial Risk Management: Navios Partners' activities expose it to a variety of financial risks including fluctuations in future freight rates, time charter hire rates, fuel prices, credit and interest rates risk. Risk management is carried out under policies approved by executive management. Guidelines are established for overall risk management, as well as specific areas of operations.

Credit risk: Navios Partners closely monitors its credit exposure to customers and counter-parties for credit risk. Navios Partners has entered into the Management Agreements (as defined herein) with the Managers, pursuant to which the Managers agreed to provide commercial and technical management services to Navios Partners. When negotiating on behalf of Navios Partners' various vessel employment contracts, the Managers have policies in place to ensure that they trade with customers and counterparties with an appropriate credit history.

Financial instruments that potentially subject Navios Partners to concentrations of credit risk are accounts receivable and cash and cash equivalents. Navios Partners does not believe its exposure to credit risk is likely to have a material adverse effect on its financial position, results of operations or cash flows. See Note 5 – Accounts receivable, net

Liquidity Risk: Prudent liquidity risk management implies maintaining sufficient cash and marketable securities, the availability of funding through an adequate amount of committed credit facilities and financial liabilities and the ability to close out market positions. Navios Partners monitors cash balances appropriately to meet working capital needs.

Foreign Exchange Risk: Foreign currency transactions are translated into the measurement currency rates prevailing at the dates of transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies are recognized in the Consolidated Statements of Operations.

(t)             Cash Distribution: As per the partnership agreement, within 45 days following the end of each quarter, to the extent and as may be declared by the Board, an amount equal to 100% of Available Cash (as defined herein) with respect to such quarter shall be distributed to the partners as of the record date selected by the Board of Directors.

Available Cash: Generally means, for each fiscal quarter, all cash on hand at the end of the quarter:

•	less the amount of cash reserves established by the Board of Directors to:

•	provide for the proper conduct of the business (including reserve for maintenance and replacement capital expenditures);

•	comply with applicable law, any of Navios Partners' debt instruments, or other agreements; or

•	provide funds for distributions to the unitholders and to the general partner for any one or more of the next four quarters;

•         plus all cash on hand on the date of determination of Available Cash for the quarter resulting from working capital borrowings made after the end of the quarter. Working capital borrowings are generally borrowings that are made under any revolving credit or similar agreement used solely for working capital purposes or to pay distributions to partners.

Available Cash is a quantitative measure used in the publicly traded partnership investment community to assist in evaluating a partnership's ability to make quarterly cash distributions. Available Cash is not required by U.S. GAAP and should not be considered a substitute for net income, cash flow from operating activities and other operations or cash flow statement data prepared in accordance with accounting principles generally accepted in the United States or as a measure of profitability or liquidity.

Cash distributions are recorded in the Company's financial statements in the period in which they are declared. Navios Partners paid $6,163, $4,615 and $7,872 to its unitholders of common and general partnership units during the years ended December 31, 2022, 2021 and 2020, respectively.

Maintenance and Replacement Capital Expenditures: Maintenance and replacement capital expenditures are those capital expenditures required to maintain over the long-term the operating capacity of or the revenue generated by Navios Partners' capital assets, and expansion capital expenditures are those capital expenditures that increase the operating capacity of or the revenue generated by the capital assets. To the extent, however, that capital expenditures associated with acquiring a new vessel increase the revenues or the operating capacity of the Company’s fleet, those capital expenditures would be classified as expansion capital expenditures. As of December 31, 2022, 2021 and 2020, maintenance and replacement capital expenditures reserve approved by the Board of Directors was $244,589, $83,147 and $36,455, respectively.

(u)            Stock-based compensation: In February 2019, December 2019, December 2018 and December 2017, Navios Partners granted restricted common units to its directors and officers, which are based solely on service conditions and vest over four years each, respectively. Following the NNA Merger (as defined herein), Navios Partners assumed the restricted common units granted in December 2018 and December 2017 to directors and officers of Navios Maritime Acquisition Corporation (“Navios Acquisition”), which are based solely on service conditions and vest over four years each, respectively. Upon the NNA Merger (as defined herein), the unvested restricted common units were 11,843 after exchange on a 1 to 0.1275 basis. The fair value of restricted common units is determined by reference to the quoted stock price on the date of grant or the date that the grants were exchanged upon completion of the NNA Merger (as defined herein). Compensation expense, net of estimated forfeitures, is recognized based on a graded expense model over the vesting period. The effect of compensation expense arising from the restricted common units described above amounted to $154, $523 and $946 for the years ended December 31, 2022, 2021 and 2020, respectively, and was presented under the caption “General and administrative expenses” in the Consolidated Statements of Operations. During the year ended December 31, 2022, the Company forfeited 12,699 unvested restricted common units and cancelled 259 general partnership units. There were no restricted common units exercised, forfeited or expired during the years ended December 31, 2021 and 2020.

As of December 31, 2022, in the aggregate, 376,605 restricted common units were vested. See Note 13 – Repurchases and Issuance of units.

(v)             Income Taxes: The Company is a Marshall Islands Corporation. Pursuant to various treaties and the United States Internal Revenue Code, the Company believes that substantially all its operations are exempt from income taxes in the Marshall Islands and the United States of America. Under the laws of Marshall Islands, Liberia, Cayman Islands, Hong Kong, British Virgin Islands, Panama and Belgium, the countries of the vessel-owning subsidiaries’ incorporation and/or vessels’ registration, the vessel-owning subsidiaries are subject to registration and tonnage taxes which have been presented under the caption “Other expense” in the Consolidated Statements of Operations.

(w)           Earnings/(Losses) Per Unit: Basic earnings/(losses) per unit is computed by dividing net income/(loss) attributable to Navios Partners’ common unitholders by the weighted average number of common units outstanding during the periods presented. Diluted earnings per unit reflect the potential dilution that would occur if securities or other contracts to issue common units were exercised or converted. Diluted earnings per unit is calculated in the same manner as basic earnings per unit, except that the weighted average number of outstanding units increased to include the dilutive effect of outstanding unit options or phantom units.

(x)            Guarantees: An asset for the fair value of a right undertaken in issuing the guarantee is recognized. The recognition of fair value is not required for certain guarantees such as the parent's guarantee of a subsidiary's debt to a third party or guarantees on product warranties. For those guarantees excluded from the above guidance requiring the fair value recognition of the asset, financial statement disclosures of their terms are made.

On November 15, 2012 (as amended and supplemented in March 2014, December 2017 and July 2019), Navios Holdings and Navios Partners entered into an agreement (the “Navios Holdings Guarantee”) by which Navios Holdings would provide supplemental credit default insurance with a maximum cash payment of $20,000. In October 2020, Navios Holdings paid an amount of $5,000 to Navios Partners. In April 2021, Navios Holdings paid an amount of $5,000 to Navios Partners. As of each of December 31, 2022 and 2021, there were no outstanding claim receivable amount.

(y)             Leases for Lessors: Vessel leases where Navios Partners is regarded as the lessor are classified as either operating leases or sales type/ direct financing leases, based on an assessment of the terms of the lease. All Company’s leases, for which the Company acts as lessor, are classified as operating leases.

For charters classified as operating leases where Navios Partners is regarded as the lessor, (see Note 2(r) – Summary of Significant Accounting Policies).

(z)             Leases for Lessees: Vessel leases, where Navios Partners is regarded as the lessee, are classified as either operating leases or finance leases, based on an assessment of the terms of the lease. According to the provisions of ASC 842-20-30-1, at the commencement date, a lessee shall measure both of the following: a) The lease liability at the present value of the lease payments not yet paid, discounted using the discount rate for the lease at lease commencement and b) The right-of-use asset, which shall consist of all of the following: i) The amount of the initial measurement of the lease liability, ii) Any lease payments made to the lessor at or before the commencement date, minus any lease incentives received and iii) Any initial direct costs incurred by the lessee.

After lease commencement, the Company measures the lease liability for operating leases at the present value of the remaining lease payments using the discount rate determined at lease commencement. The right-of-use asset is subsequently measured at the amount of the remeasured lease liability, adjusted for the remaining balance of any lease incentives received, any cumulative prepaid or accrued rent if the lease payments are uneven throughout the lease term and any unamortized initial direct costs. Any changes made to leased assets to customize it for a particular use or need of the lessee are capitalized as leasehold improvements. Amounts attributable to leasehold improvements are presented separately from the related right-of-use asset. In cases of Navios Acquisition’s operating lease agreements at the date of obtaining control, the Company measured the lease liability at the present value of the remaining lease payments as if these lease agreements were a new lease of the Company at the date of obtaining control. In cases of operating lease agreements that meet the definition of ASC 842 for a short-term lease (the lease has a lease term of 12 months or less) and does not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise, the Company can make the short-term lease election at the commencement date. A lessee that makes the short-term lease election does not recognize a lease liability or right-of-use asset on its balance sheet. Instead, the lessee recognizes lease payments on a straight-line basis over the lease term. Following the acquisition of the 36-vessel drybulk fleet from Navios Holdings, Navios Partners upon reassessing the classification of the leases in accordance with the criteria in ASC 842, concluded that for a Capesize vessel, with a remaining lease term of less than one year charter-in agreement, the criteria of the definition of short-term lease were met. Consequently, the Company did not recognize operating lease liability and corresponding right-of-use asset. The lease payments of the vessel are included under the caption “Time charter and voyage expenses” in the Consolidated Statements of Operations (see Note 22 – Leases). For charters classified as operating leases, lease expense is recognized on a straight line basis over the rental periods of such charter agreements and is included under the caption “Time charter and voyage expenses” in the Consolidated Statement of Operations.

After lease commencement, the Company measures the lease liability for finance leases by increasing the carrying amount to reflect interest on the lease liability and reducing the carrying amount to reflect the lease payments made during the period. The right-of-use asset is amortized from the lease commencement date to the remaining useful life of the underlying asset since the Company has either the obligation or is reasonably certain to exercise its option to purchase the underlying asset. For finance leases, interest expense is determined using the effective interest method and is included under the caption “Interest expense and finance cost, net” in the Consolidated Statement of Operations, whereas amortization on the right-of-use asset is recognized on a straight line basis over the useful life of such asset and is included under the caption “Depreciation and amortization of intangible assets” in the Consolidated Statement of Operations.

In cases of sale and leaseback transactions, if the transfer of the asset to the lessor does not qualify as a sale, then the transaction constitutes a failed sale and leaseback and is accounted for as a financing transaction. For a sale to have occurred, the control of the asset would need to be transferred to the buyer, and the buyer would need to obtain substantially all the benefits from the use of the asset.

Lease assets used by Navios Partners are reviewed periodically for potential impairment whenever events or changes in circumstances indicate that the carrying amount may not be fully recoverable. Measurement of the impairment loss is based on the fair value of the asset. Navios Partners determines the fair value of its lease assets based on management estimates and assumptions by making use of available market data. In evaluating carrying values of operating and finance lease assets, certain indicators of potential impairment are reviewed, such as undiscounted projected operating cash flows, business plans and overall market conditions.

As of December 31, 2022 and December 31, 2021, the management of the Company has considered various indicators, and concluded that events and circumstances did not trigger the existence of potential impairment of its operating lease assets and that step one of the impairment analysis was not required. As of December 31, 2022, the management concluded that events occurred and circumstances had changed, which indicated that potential impairment of Navios Partners’ finance lease assets might exist. These indicators included volatility in the charter market as well as the potential impact the current marketplace may have on the Company’s future operations As a result, an impairment assessment of finance lease assets (step one) was performed.

As of December 31, 2020, the management concluded that events occurred and circumstances had changed, which indicated that potential impairment of Navios Partners’ operating lease assets might exist. These indicators included volatility in the charter market as well as the potential impact the current marketplace may have on the Company’s future operations As a result, an impairment assessment of operating lease assets (step one) was performed.

The Company determined undiscounted projected net operating cash flows for each bareboat/time chartered-in vessel and compared it to lease asset’s carrying value. The significant factors and assumptions used in the undiscounted projected net operating cash flow analysis included: determining the projected net operating cash flows by considering the charter revenues from existing time charters for the fixed fleet days (the Company’s remaining charter agreement rates) and an estimated daily time charter equivalent for the unfixed days (based on an average historical time charter rates) over the remaining lease term/ economic life of right-of-use assets under operating and finance leases, accordingly, net of brokerage and address commissions excluding days of scheduled off-hires (for the bareboat/time chartered-in vessels), vessel operating expenses in accordance with the terms of Management Agreements (as defined herein) (assuming an annual increase of 3.0% every second year for the bareboat/time chartered-in vessels). If step two of the impairment analysis is required, the analysis includes the use of the discounted cash flow which comprises various assumptions, including the Company’s weighted average cost-of capital (“WACC”).

As of December 31, 2022, the Company’s impairment assessments indicated that the undiscounted projected net operating cash flows determined for finance lease assets exceeded their carrying value. The impairment assessments performed as of December 31, 2022 did not result in impairment charges.

As of December 31, 2020, the Company’s impairment assessments indicated that the undiscounted projected net operating cash flows determined for operating lease assets exceeded their carrying value. The impairment assessments performed as of December 31, 2020 did not result in impairment charges.

(aa)             Financial Instruments and Fair Value: Guidance on Fair Value Measurements provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level I measurements) and the lowest priority to unobservable inputs (Level III measurements). A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. In determining the appropriate levels, the Company performs a detailed analysis of the assets and liabilities that are subject to guidance on Fair Value Measurements.

(bb)             Recent Accounting Pronouncements: In March 2020, the Financial Accounting Standards Board issued ASU No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”).” ASU 2020-04 provides temporary optional expedients and exceptions to the guidance in U.S. GAAP on contract modifications and hedge accounting to ease the financial reporting burdens related to the expected market transition from the London Interbank Offered Rate (LIBOR) and other interbank offered rates to alternative reference rates. In January 2021, the FASB issued Accounting Standard Update (“ASU”) 2021-01 (Topic 848), which amends and clarifies the existing accounting standard issued in March 2020 (“ASU”) 2020-04 for Reference Rate Reform. Reference rates such as LIBOR, are widely used in a broad range of financial instruments and other agreements. The ASU permits entities to elect certain optional expedients and exceptions when accounting for derivative contracts and certain hedging relationships affected by changes in the interest rates used for discounting cash flows, for computing variation margin settlements, and for calculating price alignment interest in connection with reference rate reform activities under way in global financial markets (the “discounting transition”). The ASU 2020-04 is effective for adoption at any time between March 12, 2020 and December 31, 2022, for all entities and the ASU 2021-01 is effective for all entities as of January 7, 2021 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Deferral of the Sunset Date of Reference Rate Reform (Topic 848). Topic 848 provides optional expedients and exceptions for applying GAAP to transactions affected by reference rate (e.g., LIBOR) reform if certain criteria are met, for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. The ASU deferred the sunset date of Topic 848 from December 31, 2022 to December 31, 2024. As of December 31, 2022, the Company has not made any contract modifications to replace the reference rate in any of its agreements and will continue to evaluate the effects of this standard on its consolidated financial position, results of operations, and cash flows.